Loans (Loans Individually Evaluated For Impairment By Class Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 290,908	$ 304,534
Recorded investment	187,135	250,933
Allowance for loan losses allocated	15,935	66,904
Commercial Real Estate [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	58,242	21,526
Recorded investment	41,506	17,170
Commercial Real Estate [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	12,183	44,789
Recorded investment	10,472	40,760
Allowance for loan losses allocated	4,431	12,652
Consumer [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance
Recorded investment
Allowance for loan losses allocated
Consumer [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	20
Recorded investment	20
Commercial, Financial And Agricultural [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	23,164	9,347
Recorded investment	18,098	8,891
Commercial, Financial And Agricultural [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	23,719	11,801
Recorded investment	22,523	10,314
Allowance for loan losses allocated	5,819	3,028
Construction Real Estate - Vision Commercial Land And Development [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	54,032	11,206
Recorded investment	17,786	7,847
Construction Real Estate - Vision Commercial Land And Development [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	20,775	103,937
Recorded investment	6,542	78,644
Allowance for loan losses allocated	1,540	39,887
Construction Real Estate - Remaining Commercial [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	33,319	12,305
Recorded investment	18,372	11,743
Construction Real Estate - Remaining Commercial [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	9,711	23,563
Recorded investment	7,540	15,337
Allowance for loan losses allocated	1,874	5,425
Residential Real Estate - Commercial [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	49,341	46,344
Recorded investment	38,686	43,031
Residential Real Estate - Commercial [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	6,402	19,716
Recorded investment	5,590	17,196
Allowance for loan losses allocated	$ 2,271	$ 5,912